Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pensions
Weighted average duration of defined benefit obligation	13 years	14 years
Main Pension Scheme
Pensions
Active members	6.90%	7.50%
Deferred members	40.70%	41.90%
Pensioners and dependants	52.40%	50.60%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
(Decrease)/ increase in value of assets	£ (1,554)	£ (2,292)
(Decrease)/ increase in value of liabilities	1,529	1,746
Increase in net pension (obligations)/assets	£ 25	£ 546
Inflation | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 648	£ 811
(Decrease)/ increase in value of liabilities	(571)	(578)
Increase in net pension (obligations)/assets	£ (77)	£ (233)
Credit spreads | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	50.00%	50.00%
(Decrease)/ increase in value of assets	£ (4)	£ (12)
(Decrease)/ increase in value of liabilities	1,529	1,746
Increase in net pension (obligations)/assets	£ (1,525)	£ (1,734)
Percentage of larger reasonably possible increase in actuarial assumption	0.50%	0.50%
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	£ 3,100	£ 3,500
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,700	1,900
Increase in net pension (obligations)/assets	200
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	2,300	2,600
Net pension assets/obligations, assuming no change in one of the actuarial assumption	900	900
Increase in net pension (obligations)/assets	(700)	(1,000)
Credit spreads | Actuarial assumption of longevity, no change | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	1,500	1,700
Increase in net pension (obligations)/assets	(1,700)	(2,000)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	700	900
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(800)	(900)
Increase in net pension (obligations)/assets	(2,500)	(2,900)
Credit spreads | Actuarial assumption of longevity, increase by 2 years | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets		100
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,700)	(1,800)
Increase in net pension (obligations)/assets	£ (3,400)	£ (3,900)
Longevity increase | Main Pension Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of assets	£ 295
(Decrease)/ increase in value of liabilities	(832)	£ (902)
Increase in net pension (obligations)/assets	£ 537	£ 902
Pension increase | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 205
(Decrease)/ increase in value of liabilities	(605)	£ (706)
Increase in net pension (obligations)/assets	£ 400	£ 706
Equity values | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 199	£ 229
Increase in net pension (obligations)/assets	£ (199)	£ (229)